LEASE - Operating leases - Gross difference (Details) $ in Thousands	Dec. 31, 2019 USD ($)
Operating leases, gross difference
Total future minimum lease payments	$ 41,721
Less: imputed interest	2,236
NPV for future minimum lease payments	$ 39,485